SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
BASIS OF PRESENTATION

Basis of Presentation

The accompanying unaudited financial statements for the three months ended June 30, 2024 and 2023 have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) applicable to interim financial information and the requirements of Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission. Accordingly, they do not include all of the information and disclosures required by US GAAP for complete consolidated financial statements.

In the opinion of management, such condensed consolidated financial statements include all adjustments (consisting of normal recurring accruals) necessary for the fair presentation of the condensed consolidated financial position and the condensed consolidated results of operations. The condensed consolidated results of operations for the periods presented are not necessarily indicative of the results to be expected for the full year. The condensed consolidated balance sheet as of June 30, 2024 and condensed financial statements information for the three and six months ended June 30, 2024 and 2023 are unaudited whereas the condensed consolidated balance sheet as of December 31, 2023 is derived from the audited consolidated balance sheet as of that date. The condensed consolidated financial statements and notes hereto should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s annual report on Form 10-KT for the transition period ended December 31, 2023. There have been no changes to our significant accounting policies as disclosed on the Company’s annual report on Form 10-KT for the transition period ended December 31, 2023.

BASIS OF PRESENTATION The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).
RECENT ACCOUNTING PRONOUNCEMENTS

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 is intended to enhance the usefulness of income tax disclosures by requiring entities to disclose specific rate reconciliations, amount of income taxes separate by federal and individual tax jurisdictions, and the amount of income or loss from continuing operations before income tax expense or benefit disaggregated between federal, state and foreign. ASU 2023-09 is effective for the Company for its fiscal year beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting this standard on our consolidated financial statements and related disclosures.

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 is intended to enhance the usefulness of income tax disclosures by requiring entities to disclose specific rate reconciliations, amount of income taxes separate by federal and individual tax jurisdictions, and the amount of income (loss) from continuing operations before income tax expense (benefit) disaggregated between federal, state and foreign. ASU 2023-09 is effective for the Company for its fiscal year beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting this standard on our consolidated financial statements and related disclosures.

PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of the Company and its Hong Kong subsidiary, SMCL, SMCM, SMH, MICS Hospitality, MICS Hospitality Management and MICS NY. All inter-company accounts and transactions have been eliminated in consolidation for all periods presented.

RECLASSIFICATION OF PRIOR YEARS PRESENTATION

RECLASSIFICATION OF PRIOR YEARS PRESENTATION

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ materially from these estimates. Estimates are assessed each period and updated to reflect current information. Significant estimates include revenue recognition, allowance for credit losses, provision for excess and obsolete inventory, reserve for sales returns, accruals relating to litigation, income taxes and share-based compensation expense.

ACCOUNTS RECEIVABLE AND ALLOWANCES FOR EXPECTED CREDIT LOSSES

ACCOUNTS RECEIVABLE AND ALLOWANCES FOR EXPECTED CREDIT LOSSES

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments—Credit Losses” (Topic 326). This ASU represents a significant change in the current accounting model by requiring immediate recognition of management’s estimates of current expected credit losses. Under the prior model, losses were recognized only as they were incurred, which delayed recognition of expected losses that might not yet have met the threshold of being probable. The amendments in ASU 2016-03 were effective for our fiscal year beginning April 1, 2023, including interim periods within that fiscal year. We adopted ASU 2016-03 on April 1, 2023, and the adoption did not have any material effect on our consolidated financial statements and related disclosures.

The Company recognizes an allowance for credit losses at the time a receivable is recorded based on its estimate of expected credit losses and adjusts this estimate over the life of the receivable as needed. The Company evaluates specific identified risks and the aggregation and risk characteristics of a receivable pool and develops loss rates that reflect historical collections, current forecasts of future economic conditions over the time horizon the Company is exposed to credit risk, and payment terms or conditions that may materially affect future forecasts. As needed, amounts are written-off when determined to be uncollectible.

INVENTORY AND RETURNS ASSET

INVENTORY AND RETURNS ASSET

Inventory is comprised primarily of electronic karaoke equipment, microphones, and accessories, and are stated at the lower of cost or net realizable value, as determined using the first in, first out method. The Company reduces inventory on hand to its net realizable value on an item-by-item basis when it is apparent that the expected realizable value of an inventory item falls below its original cost. A charge to cost of sales results when the estimated net realizable value of specific inventory items declines below cost. Management regularly reviews the Company’s investment in inventories for such declines in value.

In addition, the Company reports an estimated amount for the net realizable value of expected future inventory returns (returns asset) related to the Company’s defective allowance, overstock, and warranty policies.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

LONG-LIVED ASSETS

LONG-LIVED ASSETS

The Company periodically evaluates the carrying value of the unamortized balances of its long-lived assets, including property, equipment and rental assets, to determine whether impairment of these assets has occurred or whether a revision to the related amortization periods should be made. If the carrying value of the long-lived asset group exceeds the estimated future undiscounted cash flows, an impairment loss is recorded based on the amount by which the asset group’s carrying amount exceeds its fair value. Fair value is determined based on an evaluation of the assets’ associated discounted future cash flows or appraised value. For the nine months ended December 31, 2023 and fiscal year ended March 31, 2023, the Company had no impairment loss related to long-lived assets.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT, NET

Property and equipment are stated at cost, less accumulated depreciation. Expenditures for repairs and maintenance are charged to expense as incurred. Depreciation is provided for in amounts sufficient to relate the cost of depreciable assets to their estimated useful lives using straight-line methods.

LEASES

LEASES

The Company determines if an arrangement contains a lease at the inception of a contract. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date. The liability is equal to the present value of the remaining minimum lease payments. The asset is based on the liability, subject to certain adjustments. Operating leases result in straight-line expense (similar to operating leases under the prior accounting standard) while finance leases result in a front-loaded expense pattern (similar to capital leases under the prior accounting standard). As the interest rate implicit in the Company’s operating leases is not readily determinable, the Company utilizes its incremental borrowing rate to discount the lease payments. The Company utilizes the implicit rate for its finance leases.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

We follow Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 825, “Financial Instruments”, which requires disclosure of information about the fair value of certain financial instruments for which it is practicable to estimate that value. For the purposes of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amounts of the Company’s short-term financial instruments, including accounts receivable, accounts payable, accrued expenses, refunds due to customers, customer deposits, other current liabilities and due from related parties approximates fair value due to the relatively short period to maturity for these instruments. The carrying amounts on other liabilities are approximate to fair value due to their relatively short period to maturity.

REVENUE RECOGNITION AND RESERVE FOR SALES RETURNS

REVENUE RECOGNITION AND RESERVE FOR SALES RETURNS

The Company recognizes revenue in accordance with FASB ASC 606, “Revenue from Contracts with Customers”. All revenue is generated from contracts with customers. The Company recognizes revenue when the control of the goods sold is transferred to the customer, in an amount, referred to as the transaction price, that reflects the consideration to which the Company is expected to be entitled in exchange for those goods. The Company determines revenue recognition utilizing the following five steps: (1) identification of the contract with a customer, (2) identification of the performance obligations in the contract (promised goods or services that are distinct), (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligations, and (5) recognition of revenue when, or as, the Company transfers control of the product or service for each performance obligation.

The Company’s performance obligations are established when a customer submits a purchase order notification, and the Company accepts the order. The Company identifies performance obligations as the delivery of the requested product or service in appropriate quantities and to the location specified in the customer’s contract and/or purchase order. Revenue from sales of product is recognized at a point in time when the Company transfers control to the customer, typically at the time when the product is delivered or shipped, at which time, title passes to the customer and there are no further performance obligations with regards to the product.”

The Company selectively participates in a retailer’s co-op promotion incentives to maximize sales of the Company’s products on the retail floor or to assist in developing consumer awareness of new product launches, by providing marketing fund allowances to our customers. As these co-op promotion initiatives are not a distinct good or service and the Company cannot reasonably estimate the fair value of the benefit it receives from these arrangements, the cost of these allowances at the time they are offered to the customers are recorded as a reduction to net sales. Co-op promotion incentives were approximately $2,600,000 during the nine months ended December 31, 2023, $2,300,000 during fiscal 2023 and $2,000,000 during fiscal 2022.

The Company’s contracts with customers consist of one performance obligation (the sale of the Company’s products). The Company’s contracts have no financing elements, payment terms are generally less than 120 days and have no further contract asset or liability obligations once control of goods is transferred to the customer. Revenue is recorded in the amount of consideration the Company expects to receive for the sale of these goods.

Costs incurred in fulfilling contracts with customers include administrative costs associated with the procurement of goods are included in general and administrative expenses, in-bound freight costs are included in the cost of goods sold and accrued sales representative commissions are included in selling expenses in the accompanying consolidated statements of operations as our underlying customer agreements are less than one year.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

While the Company has no overstock return privileges in its vendor agreements with its customers, the Company does accept defective returns, warranty exchanges and overstock from seasonal customers. The Company estimates the sales value of goods to be returned from our allowance programs for goods returned from the customer for various reasons, whereby a reserve for sales returns is recorded based on historic return amounts, specific events as identified and management estimates. The Company’s reserve for sales returns was approximately $3,400,000 as of December 31, 2023, and $900,000 as of March 31, 2023. The Company estimates the net realizable value of these expected future sales returns. The net realizable value of these estimated returns is classified as return assets as part of current assets on the accompanying consolidated financial statements. The Company’s return assets were approximately $1,900,000 and $600,000 as of December 31, 2023, and March 31, 2023, respectively.

SHIPPING AND HANDLING COSTS

SHIPPING AND HANDLING COSTS

Shipping and handling activities are performed before the customer obtains control of the goods sold to them and are considered activities to fulfill the Company’s promise to transfer the goods. For the nine months ended December 31, 2023, shipping and handling expenses were approximately $600,000. For Fiscal 2023 and 2022 shipping and handling expenses were approximately $500,000 and $900,000, respectively. These expenses are classified as a component of selling expenses in the accompanying consolidated statements of operations.

SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION

The Company has granted stock options and restricted stock units (“RSUs”) to employees, non-employee consultants and non-employee members of our Board of Directors. The Company also has an equity incentive plan which provides for the issuance of equity incentive awards, such as stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards and other stock or cash-based awards collectively, the “Awards.” Awards may be granted under the 2022 Plan to the Company’s employees, officers, directors, consultants, agents, advisors and independent contractors.

The Company measures the compensation cost associated with all share-based payments based on grant date fair values. The fair value of each stock option and stock purchase right is estimated on the date of grant using an option pricing model that meets certain requirements. The Company generally uses the Black-Scholes option pricing model to estimate the fair value of its stock options and stock purchase rights. The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the Company’s stock price and several assumptions, including expected volatility, expected term, risk-free interest rate and expected dividends.

For grants of stock options, the Company uses a blend of historical and implied volatility for traded options on its stock to estimate the expected volatility assumption required in the Black-Scholes model. The Company’s use of a blended volatility estimates in computing the expected volatility assumption for stock options is based on its belief that while the implied volatility is representative of expected future volatility, the historical volatility over the expected term of the award is also an indicator of expected future volatility. The Company utilizes a blended volatility estimate that consists of implied volatility and historical volatility in order to estimate the expected volatility assumption of the Black-Scholes model.

The expected term of stock options granted is estimated using historical experience. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected terms of the Company’s stock options and stock purchase rights. The dividend yield assumption is based on the Company’s history and expectation of no dividend payouts. The Company estimates forfeitures at the time of grant and revises these estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company estimates its forfeiture rate assumption for all types of share-based compensation awards based on historical forfeiture rates related to each category of award.

Compensation costs associated with grants of restricted stock units are measured at fair value, which has historically been the closing price of the Company’s common stock on the date of grant.

The Company recognizes share-based compensation expense over the requisite service period of each individual award, which generally equals the vesting period, using the straight-line method for awards that contain only service conditions. For awards that contain performance conditions, the Company recognizes the share-based compensation expense on a straight-line basis for each vesting tranche, when achievement of that tranche is considered probable.

The Company evaluates the assumptions used to value stock awards at each grant date. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase or cancel any remaining unearned share-based compensation expense.

INCOME TAXES

INCOME TAXES

The Company follows the provisions of FASB ASC 740 “Accounting for Income Taxes.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. If it is more likely than not that some portion of a deferred tax asset will not be realized, a valuation allowance is recognized.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

The Company recognizes a liability for uncertain tax positions. An uncertain tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax return that is not based on clear and unambiguous tax law and which is reflected in measuring current or deferred income tax assets and liabilities for interim or annual periods. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

As of December 31, 2023, and March 31, 2023, there were no uncertain tax positions that resulted in any adjustment to the Company’s provision for income taxes. The Company recognizes interest and penalties related to unrecognized tax benefits in its provision for income taxes. The Company currently has no liabilities recorded for accrued interest or penalties related to uncertain tax provisions.

Semi Cab Inc [Member]
RECENT ACCOUNTING PRONOUNCEMENTS

RECENT ACCOUNTING PRONOUNCEMENTS:

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses” (Topic 326). This ASU represents a significant change in the current accounting model by requiring immediate recognition of management’s estimates of current expected credit losses. Under the prior model, losses were recognized only as they were incurred, which delayed recognition of expected losses that might not yet have met the threshold of being probable. The amendments in ASU 2016-03 for smaller reporting companies are effective for the Company beginning April 1, 2023, including interim periods within that fiscal year. The Company adopted ASU 2016-13 on May 1, 2024. The adoption of ASU 2016-13 did not result in any material effects to the consolidated financial statements or related disclosures.

PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include certain intercompany expenses associated with its wholly owned India subsidiary, SMCB Solutions Private Limited, the accounts of the Company. All inter-company accounts and transactions have been eliminated in consolidation for all periods presented.

USE OF ESTIMATES

USE OF ESTIMATES

SemiCab makes estimates and assumptions in the ordinary course of business relating to sales collections and allowances, warranty reserves, and reserves for promotional incentives that may affect the reported amounts of assets and liabilities and of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Future events and their effects cannot be determined with absolute certainty; therefore, the determination of estimates requires the exercise of judgment. Historically, past changes to these estimates have not had a material impact on the Company’s financial statements. However, circumstances could change which may alter future expectations.

LONG-LIVED ASSETS

LONG-LIVED ASSETS

Not applicable. The only meaningful long-lived assets are intangible in nature and under GAAP accounting, not capitalized nor assigned any long-term accounting value. prior to the proposed transaction.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Property and Equipment are stated at cost. Depreciation is provided for in amounts sufficient to relate the cost of depreciable assets to operations over the estimated service lives, principally using straight-line methods.

The estimated useful lives used to compute depreciation and amortization for financial reporting purposes are as follows:

Years
Property and Equipment	3 - 5

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values of financial instruments comprising cash and cash equivalents, payables, and notes payable-related party approximate fair values due to the short-term maturities of these instruments. The notes payable- related party is considered a level 3 measurement. As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This fair value measurement framework applies to both initial and subsequent measurement.

Level 1:	Quoted prices are available in active markets for identical assets or liabilities as of the reporting date.

Level 2:	Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies.

Level 3:

Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. The significant unobservable inputs used in the fair value measurement for nonrecurring fair value measurements of long-lived assets include pricing models, discounted cash flow methodologies and similar techniques.

The carrying amounts of the Company’s short-term financial instruments, including accounts receivable, accounts payable, accrued expenses, customer deposits, refunds due to customers, and due to related parties approximates fair value due to the relatively short period to maturity for these instruments. The carrying amounts on the notes payable, finance leases and installment notes approximate fair value either due to the relatively short period to maturity or the related interest is accrued at a rate similar to market rates. The carrying amounts on the revolving line of credit approximates fair value due the relatively short period to maturity and related interest accrued at market rates.

REVENUE RECOGNITION AND RESERVE FOR SALES RETURNS

REVENUE RECOGNITION

The Company recognizes revenue in accordance with FASB ASC 606, “Revenue from Contracts with Customers”. All revenue is generated from contracts with customers. The Company recognizes revenue when the control of the goods sold is transferred to the customer, in an amount, referred to as the transaction price, that reflects the consideration to which the Company is expected to be entitled in exchange for those goods. The Company determines revenue recognition utilizing the following five steps: (1) identification of the contract with a customer, (2) identification of the performance obligations in the contract (promised goods or services that are distinct), (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligations, and (5) recognition of revenue when, or as, the Company transfers control of the product or service for each performance obligation.

The Company’s contracts with customers consist of one performance obligation (the sale of the Company’s products). The Company’s contracts have no financing elements, payment terms are less than 120 days and have no further contract asset or liability obligations once control of goods is transferred to the customer. Revenue is recorded in the amount of consideration the Company expects to receive for the sale of these goods.

Costs incurred in fulfilling contracts with customers include administrative costs associated with the procurement of goods are included in general and administrative expenses, in-bound freight costs are included in the cost of goods sold and accrued sales representative commissions are included in selling expenses in the accompanying consolidated statements of operations as our underlying customer agreements are less than one year.

SHIPPING AND HANDLING COSTS

SHIPPING AND HANDLING COSTS

Shipping and handling activities are performed before the customer obtains control of the goods delivered for them and are considered activities to fulfill the Company’s promise to transfer the goods. For Fiscal 2023 and 2022 shipping and handling expenses provided by third party shippers were approximately $5,692,000 and $10,057,000, respectively. These expenses are classified as a component of selling expenses in the accompanying consolidated statements of operations.

INCOME TAXES

INCOME TAXES

The Company follows the provisions of FASB ASC 740 “Accounting for Income Taxes.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. If it is more likely than not that some portion of a deferred tax asset will not be realized, a valuation allowance is recognized.

The Company recognizes a liability for uncertain tax positions. An uncertain tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax return that is not based on clear and unambiguous tax law and which is reflected in measuring current or deferred income tax assets and liabilities for interim or annual periods. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

As of March 31, 2023 and 2022 there were no uncertain tax positions that resulted in any adjustment to the Company’s provision for income taxes. The Company recognizes interest and penalties related to unrecognized tax benefits in its provision for income taxes. The Company currently has no liabilities recorded for accrued interest or penalties related to uncertain tax provisions.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

ALLOWANCE FOR DOUBTFUL ACCOUNTS

SemiCab’s allowance for doubtful accounts is based on management’s estimates of the creditworthiness of its customers, current economic conditions and historical information, and, in the opinion of management, is believed to be in an amount sufficient to respond to normal business conditions. Management sets 100% reserves for customers in bankruptcy and other allowances based upon historical collection experience. The Company is subject to chargebacks from customers that are deducted from open invoices and reduce collectability of open invoices. Should business conditions deteriorate or any major customer default on its obligations to the Company, this allowance may need to be significantly increased, which would have a negative impact on operations.

FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION

The Company accounts for foreign currency transactions pursuant to ASC 830, Foreign Currency Matters (“ASC 830”). The functional currency of the Company is the U.S. dollar, which is the currency of the primary economic environment in which it operates. In accordance with ASC 830, monetary balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the applicable balance sheet date. For foreign currency transactions included in the statement of operations, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such transactions and from the remeasurement of the monetary balance sheet items are recorded as gain (loss) on foreign currency transactions.

The functional currency of the India subsidiary is the Indian Rupee. Under ASC 830, all assets and liabilities are translated into U. S. dollars using the current exchange rate at the end of each fiscal period. Revenues and expenses are translated using the average exchange rates prevailing throughout the respective periods. All transaction gains and losses from the measurement of monetary balance sheet items denominated in Indian Rupee are reflected in the statement of operations as appropriate. Translation adjustments are included in accumulated other comprehensive loss.

Concentration of Credit Risk

Concentration of Credit Risk

At times, the Company maintains cash in United States bank accounts that are in excess of the Federal Deposit Insurance Corporation insured amounts. The Company maintains cash balances in foreign financial institutions. The amounts at foreign financial institutions at December 31, 2023 and 2022 were approximately $58,000 and $91,000, respectively. The Company regularly monitors the financial stability of this financial institution and believes that it is not exposed to any significant credit risk in cash and cash equivalents. However, in March and April 2023, certain U.S. government banking regulators took steps to intervene in the operations of certain financial institutions due to liquidity concerns, which caused general heightened uncertainties in financial markets. While these events have not had a material direct impact on the Company’s operations, if further liquidity and financial stability concerns arise with respect to banks and financial institutions, either nationally or in specific regions, the Company’s ability to access cash or enter into new financing arrangements may be threatened, which could have a material adverse effect on its business, financial condition and results of operations. Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of accounts receivable.

PREPAID EXPENSES

PREPAID EXPENSES

Prepaid expenses consist primarily of prepaid services which will be expensed as the services are provided within twelve months. As of December 31, 2023 and 2022, the balances of the prepaids account were $5,000 and $8,000, respectively.

STOCK-BASED COMPENSATION

STOCK-BASED COMPENSATION

The Company accounts for share based compensation in accordance with the provisions of ASC 718-10, “Compensation — Stock Compensation,” which requires measurement of compensation cost for all stock awards at fair value on date of grant and recognition of compensation over the service period for awards expected to vest. The majority of its share-based compensation arrangements vest over a three year vesting schedule. The Company expenses its share-based compensation under the ratable method, which treats each vesting tranche as if it were an individual grant. The fair value of stock options is determined using the Black-Scholes valuation model and requires the input of certain assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them (the “expected option term”), the estimated volatility of its common stock price over the option’s expected term, the risk-free interest rate over the option’s expected term, and the Company’s expected annual dividend yield. Changes in these subjective assumptions can materially affect the estimate of fair value of stock-based compensation and consequently, the related amount recognized as an expense in the consolidated statements of operations.

As required under the accounting rules, the Company reviews its valuation assumptions at each grant date and, as a result, the Company is likely to change its valuation assumptions used to value employee stock-based awards granted in future periods. The values derived from using the Black-Scholes model are recognized as expense over the service period, net of estimated forfeitures (the number of individuals that will ultimately not complete their vesting requirements). The estimation of stock awards that will ultimately vest requires significant judgment. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience. Actual results, and future changes in estimates, may differ substantially from current estimates. Options and warrants to outsiders are accounted for under ASC 718.

RESEARCH AND DEVELOPMENT COSTS

RESEARCH AND DEVELOPMENT COSTS

All research and development costs are charged to results of operations as incurred. These expenses are shown as a component of general and administrative expenses in the consolidated statements of operations. For the years ended December 31, 2023 and 2022, these amounts totaled approximately $842,000 and $640,000, respectively.

COMPUTATION OF EARNINGS (LOSS) PER SHARE			COMPUTATION OF EARNINGS (LOSS) PER SHARE Not applicable. This is not required.